Property, Plant and Equipment, Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)
Property Plant And Equipment [Abstract]
Depreciation of property, plant and equipment	$ 24,774	149,975	119,919	94,837
Property and equipment pledged as collateral	83,020	502,575	205,321		0
Secured bank borrowings	42,009	254,308	136,743		0
Equipment under operating lease, cost	184,009	1,113,934	949,678
Equipment under operating lease, accumulated depreciation	50,410	305,165	233,539
Asset impairment	$ 524	3,179	3,179	3,179